Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
January 31, 2024
LC2-NPRT3-0324
1.9871051.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,410,904	42,648,892
Frontier Communications Parent, Inc. (a)(b)	82,350	2,028,281
Iridium Communications, Inc.	2,622	95,074
Verizon Communications, Inc.	1,417,153	60,016,430
		104,788,677
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (b)	66,232	268,240
Electronic Arts, Inc.	91,089	12,532,025
Liberty Media Corp. Liberty Formula One:
Class A	8,164	498,739
Class C	65,104	4,378,244
Liberty Media Corp. Liberty Live:
Class C	15,383	573,324
Series A	6,867	252,912
Live Nation Entertainment, Inc. (a)	40,753	3,620,904
Madison Square Garden Sports Corp. (a)	6,252	1,157,245
Playtika Holding Corp. (a)	1,141	8,238
Roku, Inc. Class A (a)	36,317	3,198,075
Take-Two Interactive Software, Inc. (a)	55,494	9,152,625
The Walt Disney Co.	615,811	59,148,647
Warner Bros Discovery, Inc. (a)	741,558	7,430,411
		102,219,629
Interactive Media & Services - 0.1%
IAC, Inc. (a)	24,924	1,251,434
Match Group, Inc. (a)	9,350	358,853
TripAdvisor, Inc. (a)	36,161	781,078
Zoominfo Technologies, Inc. (a)	48,777	782,383
		3,173,748
Media - 1.4%
Cable One, Inc.	1,741	955,687
Comcast Corp. Class A	1,344,381	62,567,492
Fox Corp.:
Class A	83,369	2,692,819
Class B	44,730	1,342,347
Interpublic Group of Companies, Inc.	129,708	4,279,067
Liberty Broadband Corp.:
Class A (a)	4,514	351,279
Class C (a)	30,956	2,428,498
Liberty Media Corp. Liberty SiriusXM	51,672	1,568,762
Liberty Media Corp. Liberty SiriusXM Class A	24,959	758,504
News Corp.:
Class A	127,657	3,145,468
Class B	39,573	1,011,882
Nexstar Media Group, Inc. Class A	7,382	1,311,855
Omnicom Group, Inc.	66,391	6,000,419
Paramount Global:
Class A (b)	3,708	86,508
Class B	193,186	2,818,584
Sirius XM Holdings, Inc. (b)	217,095	1,105,014
The New York Times Co. Class A	54,318	2,637,682
		95,061,867
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	176,274	28,420,657
TOTAL COMMUNICATION SERVICES		333,664,578
CONSUMER DISCRETIONARY - 5.0%
Automobile Components - 0.3%
Aptiv PLC (a)	91,097	7,408,919
BorgWarner, Inc.	78,480	2,660,472
Gentex Corp.	78,827	2,611,539
Lear Corp.	19,498	2,591,284
Phinia, Inc.	15,675	474,012
QuantumScape Corp. Class A (a)(b)	113,535	773,173
		16,519,399
Automobiles - 0.6%
Ford Motor Co.	1,321,067	15,482,905
General Motors Co.	462,111	17,929,907
Harley-Davidson, Inc.	43,268	1,404,047
Lucid Group, Inc. Class A (a)(b)	251,101	848,721
Rivian Automotive, Inc. (a)(b)	223,077	3,415,309
Thor Industries, Inc. (b)	17,230	1,947,335
		41,028,224
Broadline Retail - 0.2%
eBay, Inc.	168,711	6,928,961
Etsy, Inc. (a)	18,125	1,206,400
Kohl's Corp. (b)	37,174	957,602
Macy's, Inc.	91,008	1,664,536
Nordstrom, Inc. (b)	38,383	696,651
Ollie's Bargain Outlet Holdings, Inc. (a)	14,075	1,012,415
		12,466,565
Distributors - 0.2%
Genuine Parts Co.	47,203	6,619,277
LKQ Corp.	89,633	4,183,172
		10,802,449
Diversified Consumer Services - 0.1%
ADT, Inc.	70,642	461,292
Bright Horizons Family Solutions, Inc. (a)	16,920	1,662,390
Grand Canyon Education, Inc. (a)	7,230	944,166
H&R Block, Inc.	17,223	806,725
Mister Car Wash, Inc. (a)(b)	25,821	214,314
Service Corp. International	31,412	2,108,373
		6,197,260
Hotels, Restaurants & Leisure - 1.4%
Aramark	78,770	2,290,632
Boyd Gaming Corp.	24,254	1,539,886
Caesars Entertainment, Inc. (a)	40,895	1,794,064
Carnival Corp. (a)	334,434	5,544,916
Cava Group, Inc. (b)	1,256	58,781
Darden Restaurants, Inc.	21,648	3,519,532
Doordash, Inc. (a)	22,340	2,327,828
Expedia, Inc. (a)	12,398	1,838,995
Hilton Worldwide Holdings, Inc.	45,445	8,678,177
Hyatt Hotels Corp. Class A (b)	14,811	1,901,288
Las Vegas Sands Corp.	8,467	414,206
Marriott Vacations Worldwide Corp.	12,088	1,014,062
McDonald's Corp.	144,161	42,198,808
MGM Resorts International (a)	94,951	4,118,025
Norwegian Cruise Line Holdings Ltd. (a)(b)	107,926	1,921,083
Penn Entertainment, Inc. (a)	50,390	1,136,295
Planet Fitness, Inc. (a)	14,995	1,016,061
Royal Caribbean Cruises Ltd. (a)	55,052	7,019,130
Travel+Leisure Co.	12,957	523,722
Vail Resorts, Inc.	11,449	2,541,678
Wyndham Hotels & Resorts, Inc.	25,377	1,977,630
Wynn Resorts Ltd.	32,812	3,098,437
Yum! Brands, Inc.	11,508	1,490,171
		97,963,407
Household Durables - 0.9%
D.R. Horton, Inc.	104,731	14,967,107
Garmin Ltd.	51,701	6,177,752
Leggett & Platt, Inc.	44,560	1,034,238
Lennar Corp.:
Class A	82,294	12,331,756
Class B (b)	4,683	649,766
Mohawk Industries, Inc. (a)	17,789	1,854,503
Newell Brands, Inc.	127,959	1,064,619
NVR, Inc. (a)	906	6,410,213
PulteGroup, Inc.	72,081	7,536,789
Tempur Sealy International, Inc.	44,731	2,231,630
Toll Brothers, Inc.	36,047	3,581,269
TopBuild Corp. (a)	9,963	3,677,642
Whirlpool Corp.	17,998	1,971,141
		63,488,425
Leisure Products - 0.1%
Brunswick Corp.	21,502	1,734,781
Hasbro, Inc.	43,956	2,151,646
Mattel, Inc. (a)	118,402	2,118,212
Polaris, Inc.	16,539	1,487,848
		7,492,487
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	19,975	1,335,329
AutoNation, Inc. (a)	9,552	1,334,032
AutoZone, Inc. (a)	977	2,698,601
Bath & Body Works, Inc.	77,077	3,288,105
Best Buy Co., Inc.	56,577	4,101,267
CarMax, Inc. (a)	50,166	3,570,816
Dick's Sporting Goods, Inc.	18,722	2,790,889
GameStop Corp. Class A (a)(b)	90,093	1,282,023
Gap, Inc.	65,371	1,221,784
Lithia Motors, Inc. Class A (sub. vtg.)	9,103	2,684,020
Lowe's Companies, Inc.	51,925	11,051,717
Murphy U.S.A., Inc.	344	121,267
O'Reilly Automotive, Inc. (a)	3,025	3,094,726
Penske Automotive Group, Inc.	6,579	976,126
Petco Health & Wellness Co., Inc. (a)(b)	26,893	64,274
RH (a)	4,373	1,108,468
Ross Stores, Inc.	7,572	1,062,200
Valvoline, Inc. (a)(b)	34,386	1,254,745
Victoria's Secret & Co. (a)	14,402	375,172
Wayfair LLC Class A (a)(b)	17,993	904,148
Williams-Sonoma, Inc.	18,675	3,611,558
		47,931,267
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC (b)	7,109	329,787
Capri Holdings Ltd. (a)	38,015	1,852,851
Carter's, Inc.	12,118	916,606
Columbia Sportswear Co. (b)	11,896	942,877
NIKE, Inc. Class B	187,004	18,986,516
PVH Corp.	20,209	2,430,334
Ralph Lauren Corp.	13,431	1,929,632
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,615	2,598,441
Tapestry, Inc.	72,123	2,797,651
Under Armour, Inc.:
Class A (sub. vtg.) (a)	63,539	484,167
Class C (non-vtg.) (a)	67,842	502,031
VF Corp.	117,596	1,935,630
		35,706,523
TOTAL CONSUMER DISCRETIONARY		339,596,006
CONSUMER STAPLES - 7.9%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	241	84,174
Brown-Forman Corp.:
Class A (b)	3,299	185,965
Class B (non-vtg.)	12,838	704,806
Constellation Brands, Inc. Class A (sub. vtg.)	48,791	11,957,698
Keurig Dr. Pepper, Inc.	320,835	10,087,052
Molson Coors Beverage Co. Class B	58,807	3,633,685
PepsiCo, Inc.	143,352	24,159,113
The Coca-Cola Co.	661,019	39,324,020
		90,136,513
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	128,078	2,717,815
BJ's Wholesale Club Holdings, Inc. (a)	29,267	1,883,039
Casey's General Stores, Inc.	10,724	2,910,065
Dollar Tree, Inc. (a)	70,189	9,168,087
Grocery Outlet Holding Corp. (a)	31,846	789,144
Kroger Co.	219,625	10,133,498
Maplebear, Inc. (NASDAQ) (b)	2,120	51,876
Performance Food Group Co. (a)	27,320	1,985,618
U.S. Foods Holding Corp. (a)	76,226	3,507,158
Walgreens Boots Alliance, Inc.	241,094	5,441,492
Walmart, Inc.	480,667	79,430,222
		118,018,014
Food Products - 1.7%
Archer Daniels Midland Co.	179,721	9,988,893
Bunge Global SA	48,684	4,288,574
Campbell Soup Co.	64,350	2,871,941
Conagra Brands, Inc.	160,068	4,665,982
Darling Ingredients, Inc. (a)	53,311	2,308,366
Flowers Foods, Inc.	63,205	1,441,074
Freshpet, Inc. (a)(b)	10,578	910,766
General Mills, Inc.	195,707	12,703,341
Hormel Foods Corp.	97,393	2,957,825
Ingredion, Inc.	22,183	2,386,225
Kellanova	87,430	4,787,667
Lamb Weston Holdings, Inc.	2,724	279,047
McCormick & Co., Inc. (non-vtg.)	84,564	5,763,882
Mondelez International, Inc.	457,918	34,467,488
Pilgrim's Pride Corp. (a)	13,864	376,685
Post Holdings, Inc. (a)	17,281	1,604,886
Seaboard Corp.	72	259,416
The Hershey Co.	13,018	2,519,504
The J.M. Smucker Co.	34,549	4,544,921
The Kraft Heinz Co.	270,392	10,039,655
Tyson Foods, Inc. Class A	93,495	5,119,786
WK Kellogg Co.	21,734	282,325
		114,568,249
Household Products - 1.9%
Church & Dwight Co., Inc.	8,568	855,515
Colgate-Palmolive Co.	276,332	23,267,154
Kimberly-Clark Corp.	6,678	807,838
Procter & Gamble Co.	643,752	101,159,189
Reynolds Consumer Products, Inc.	18,221	495,065
Spectrum Brands Holdings, Inc.	11,774	925,672
		127,510,433
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	126,658	1,530,029
Estee Lauder Companies, Inc. Class A	53,020	6,998,110
Kenvue, Inc.	386,050	8,014,398
Olaplex Holdings, Inc. (a)	42,849	96,410
		16,638,947
Tobacco - 1.1%
Altria Group, Inc.	601,458	24,130,495
Philip Morris International, Inc.	522,593	47,477,574
		71,608,069
TOTAL CONSUMER STAPLES		538,480,225
ENERGY - 7.7%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	340,963	9,717,446
Halliburton Co.	241,596	8,612,897
NOV, Inc.	131,960	2,574,540
Schlumberger Ltd.	479,728	23,362,754
TechnipFMC PLC	145,625	2,816,388
		47,084,025
Oil, Gas & Consumable Fuels - 7.0%
Antero Midstream GP LP	75,980	929,995
Antero Resources Corp. (a)	95,124	2,125,070
APA Corp.	11,777	368,973
Chesapeake Energy Corp.	42,130	3,248,644
Chevron Corp.	579,440	85,426,839
ConocoPhillips Co.	403,461	45,135,182
Coterra Energy, Inc.	251,199	6,249,831
Devon Energy Corp.	215,728	9,064,891
Diamondback Energy, Inc.	60,031	9,229,166
DT Midstream, Inc.	32,631	1,751,958
EOG Resources, Inc.	197,885	22,517,334
EQT Corp.	121,296	4,293,878
Exxon Mobil Corp.	1,363,220	140,152,648
Hess Corp.	41,345	5,810,213
HF Sinclair Corp.	48,687	2,750,329
Kinder Morgan, Inc.	660,151	11,169,755
Marathon Oil Corp.	203,368	4,646,959
Marathon Petroleum Corp.	127,762	21,157,387
Occidental Petroleum Corp.	231,321	13,317,150
ONEOK, Inc.	185,042	12,629,117
Ovintiv, Inc.	48,101	2,040,444
Phillips 66 Co.	149,860	21,626,297
Pioneer Natural Resources Co.	78,357	18,008,789
Range Resources Corp.	78,743	2,286,697
Southwestern Energy Co. (a)	368,994	2,380,011
The Williams Companies, Inc.	409,922	14,207,897
Valero Energy Corp.	114,275	15,872,798
		478,398,252
TOTAL ENERGY		525,482,277
FINANCIALS - 22.2%
Banks - 7.2%
Bank of America Corp.	2,320,543	78,921,667
Bank OZK	35,824	1,616,021
BOK Financial Corp.	9,506	796,983
Citigroup, Inc.	643,979	36,172,300
Citizens Financial Group, Inc.	156,519	5,118,171
Columbia Banking Systems, Inc.	69,933	1,409,849
Comerica, Inc.	44,260	2,327,191
Commerce Bancshares, Inc.	40,358	2,103,459
Cullen/Frost Bankers, Inc.	19,909	2,112,743
East West Bancorp, Inc.	47,239	3,439,472
Fifth Third Bancorp	228,423	7,821,204
First Citizens Bancshares, Inc.	3,253	4,912,030
First Hawaiian, Inc.	42,855	929,525
First Horizon National Corp.	186,994	2,662,795
FNB Corp., Pennsylvania	120,242	1,584,790
Huntington Bancshares, Inc.	484,010	6,161,447
JPMorgan Chase & Co.	972,076	169,491,171
KeyCorp	313,468	4,554,690
M&T Bank Corp.	55,663	7,687,060
New York Community Bancorp, Inc.	239,542	1,549,837
Nu Holdings Ltd. (a)	247,801	2,133,567
Pinnacle Financial Partners, Inc.	25,302	2,236,191
PNC Financial Services Group, Inc.	134,084	20,274,842
Popular, Inc.	23,665	2,022,174
Prosperity Bancshares, Inc.	29,294	1,872,180
Regions Financial Corp.	314,523	5,872,144
Synovus Financial Corp.	48,638	1,831,707
TFS Financial Corp. (b)	16,825	224,109
Truist Financial Corp.	446,524	16,548,179
U.S. Bancorp	524,449	21,785,611
Webster Financial Corp.	57,504	2,845,298
Wells Fargo & Co.	1,235,881	62,016,509
Western Alliance Bancorp.	36,362	2,325,714
Wintrust Financial Corp.	20,458	1,984,017
Zions Bancorporation NA	48,938	2,050,502
		487,395,149
Capital Markets - 5.3%
Affiliated Managers Group, Inc.	11,641	1,732,646
Bank of New York Mellon Corp.	259,205	14,375,509
BlackRock, Inc. Class A	50,055	38,758,087
Blue Owl Capital, Inc. Class A	130,403	2,026,463
Carlyle Group LP	70,964	2,839,979
Cboe Global Markets, Inc.	35,388	6,506,084
Charles Schwab Corp.	499,085	31,402,428
CME Group, Inc.	120,894	24,884,821
Coinbase Global, Inc. (a)(b)	57,011	7,308,810
Evercore, Inc. Class A	11,829	2,031,394
Franklin Resources, Inc.	95,757	2,550,009
Goldman Sachs Group, Inc.	107,378	41,234,226
Houlihan Lokey	15,758	1,887,493
Interactive Brokers Group, Inc.	34,864	3,094,180
Intercontinental Exchange, Inc.	190,596	24,268,589
Invesco Ltd.	122,174	1,934,014
Janus Henderson Group PLC	45,020	1,294,775
Jefferies Financial Group, Inc.	60,925	2,483,303
KKR & Co. LP	168,375	14,577,908
Lazard, Inc. Class A	36,810	1,434,854
Moody's Corp.	4,701	1,842,980
Morgan Stanley	404,860	35,319,986
MSCI, Inc.	12,923	7,735,966
NASDAQ, Inc.	114,936	6,639,853
Northern Trust Corp.	68,941	5,490,461
Raymond James Financial, Inc.	63,670	7,015,161
Robinhood Markets, Inc. (a)(b)	226,155	2,428,905
S&P Global, Inc.	99,060	44,413,551
SEI Investments Co.	33,779	2,136,184
State Street Corp.	103,693	7,659,802
Stifel Financial Corp.	33,371	2,434,414
T. Rowe Price Group, Inc.	74,231	8,050,352
TPG, Inc.	15,340	638,604
Tradeweb Markets, Inc. Class A	25,210	2,404,782
Virtu Financial, Inc. Class A	29,530	495,809
XP, Inc. Class A	99,619	2,448,635
		363,781,017
Consumer Finance - 1.0%
Ally Financial, Inc.	91,019	3,338,577
American Express Co.	131,268	26,350,738
Capital One Financial Corp.	127,599	17,266,697
Credit Acceptance Corp. (a)(b)	2,108	1,140,576
Discover Financial Services	83,959	8,859,354
OneMain Holdings, Inc.	37,725	1,795,710
SLM Corp.	45,952	913,526
SoFi Technologies, Inc. (a)(b)	313,867	2,457,579
Synchrony Financial	138,616	5,388,004
		67,510,761
Financial Services - 4.5%
Affirm Holdings, Inc. (a)(b)	75,734	3,067,984
Berkshire Hathaway, Inc. Class B (a)	616,657	236,635,951
Block, Inc. Class A (a)	114,600	7,450,146
Corebridge Financial, Inc.	76,937	1,859,567
Euronet Worldwide, Inc. (a)	7,950	792,218
Fidelity National Information Services, Inc.	199,257	12,405,741
Fiserv, Inc. (a)	146,150	20,734,301
FleetCor Technologies, Inc. (a)	1,690	489,982
Global Payments, Inc.	86,786	11,562,499
Jack Henry & Associates, Inc.	16,712	2,771,351
MGIC Investment Corp.	92,607	1,837,323
NCR Atleos Corp.	21,704	485,953
PayPal Holdings, Inc. (a)	34,757	2,132,342
Rocket Companies, Inc. (a)	25,336	311,886
The Western Union Co.	104,498	1,313,540
UWM Holdings Corp. Class A (b)	20,330	136,211
Voya Financial, Inc.	32,949	2,384,519
WEX, Inc. (a)	7,796	1,593,424
		307,964,938
Insurance - 4.1%
AFLAC, Inc.	198,608	16,750,599
Allstate Corp.	88,280	13,705,470
American Financial Group, Inc.	24,473	2,946,549
American International Group, Inc.	239,627	16,656,473
Aon PLC	66,731	19,914,532
Arch Capital Group Ltd. (a)	103,395	8,522,850
Arthur J. Gallagher & Co.	67,280	15,619,725
Assurant, Inc.	17,789	2,987,663
Assured Guaranty Ltd.	18,881	1,531,816
Axis Capital Holdings Ltd.	26,146	1,556,210
Brighthouse Financial, Inc. (a)	19,589	1,014,123
Brown & Brown, Inc.	48,664	3,774,380
Chubb Ltd.	136,726	33,497,870
Cincinnati Financial Corp.	51,661	5,724,039
CNA Financial Corp.	8,786	387,199
Everest Re Group Ltd.	12,470	4,800,576
Fidelity National Financial, Inc.	87,278	4,366,518
First American Financial Corp.	33,707	2,034,217
Globe Life, Inc.	29,552	3,629,577
Hanover Insurance Group, Inc.	11,938	1,575,935
Hartford Financial Services Group, Inc.	99,355	8,639,911
Kemper Corp.	20,245	1,214,700
Lincoln National Corp.	51,556	1,415,212
Loews Corp.	61,579	4,486,646
Markel Group, Inc. (a)	4,421	6,620,138
Marsh & McLennan Companies, Inc.	33,167	6,429,091
MetLife, Inc.	213,223	14,780,618
Old Republic International Corp.	87,832	2,462,809
Primerica, Inc.	4,202	983,940
Principal Financial Group, Inc.	81,351	6,434,864
Progressive Corp.	49,396	8,804,837
Prudential Financial, Inc.	122,203	12,822,761
Reinsurance Group of America, Inc.	22,367	3,889,398
RenaissanceRe Holdings Ltd.	12,417	2,841,382
RLI Corp.	10,538	1,437,067
The Travelers Companies, Inc.	76,737	16,219,132
Unum Group	66,102	3,195,371
W.R. Berkley Corp.	67,266	5,507,740
White Mountains Insurance Group Ltd.	833	1,312,783
Willis Towers Watson PLC	30,453	7,500,574
		277,995,295
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	217,354	2,060,516
Annaly Capital Management, Inc.	166,101	3,187,478
Rithm Capital Corp.	162,040	1,733,828
Starwood Property Trust, Inc.	99,107	2,014,845
		8,996,667
TOTAL FINANCIALS		1,513,643,827
HEALTH CARE - 14.8%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	8,205	1,418,727
Amgen, Inc.	57,562	18,089,434
Biogen, Inc. (a)	48,488	11,960,050
BioMarin Pharmaceutical, Inc. (a)	55,531	4,891,170
Exact Sciences Corp. (a)	39,224	2,565,250
Exelixis, Inc. (a)	27,785	604,602
Gilead Sciences, Inc.	420,880	32,938,069
Incyte Corp. (a)	16,243	954,601
Ionis Pharmaceuticals, Inc. (a)	6,703	344,467
Karuna Therapeutics, Inc. (a)	1,272	398,670
Moderna, Inc. (a)	111,893	11,306,788
Regeneron Pharmaceuticals, Inc. (a)	32,167	30,326,404
Repligen Corp. (a)(b)	10,422	1,973,927
Roivant Sciences Ltd. (a)	6,485	64,850
United Therapeutics Corp. (a)	15,184	3,261,220
Vertex Pharmaceuticals, Inc. (a)	7,372	3,194,877
		124,293,106
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	546,212	61,803,888
Baxter International, Inc.	170,125	6,582,136
Becton, Dickinson & Co.	97,513	23,287,080
Boston Scientific Corp. (a)	492,511	31,156,246
Dentsply Sirona, Inc.	71,111	2,471,107
Enovis Corp. (a)	17,637	1,035,292
Envista Holdings Corp. (a)	55,074	1,294,239
GE Healthcare Holding LLC	121,268	8,896,220
Globus Medical, Inc. (a)	28,543	1,506,785
Hologic, Inc. (a)	81,758	6,086,066
ICU Medical, Inc. (a)(b)	6,805	622,862
Integra LifeSciences Holdings Corp. (a)	22,970	922,246
Medtronic PLC	447,278	39,154,716
QuidelOrtho Corp. (a)	17,972	1,231,262
STERIS PLC	33,377	7,307,894
Stryker Corp.	89,237	29,937,229
Tandem Diabetes Care, Inc. (a)	18,665	425,562
Teleflex, Inc.	15,806	3,838,171
The Cooper Companies, Inc.	16,348	6,098,294
Zimmer Biomet Holdings, Inc.	70,674	8,876,654
		242,533,949
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	30,170	2,478,164
agilon health, Inc. (a)(b)	10,319	60,779
Amedisys, Inc. (a)	10,774	1,015,665
Cardinal Health, Inc.	40,512	4,423,505
Centene Corp. (a)	179,654	13,529,743
Chemed Corp.	1,403	831,684
Cigna Group	91,038	27,397,886
CVS Health Corp.	431,196	32,068,047
Elevance Health, Inc.	69,212	34,151,969
Encompass Health Corp.	30,956	2,199,114
HCA Holdings, Inc.	53,101	16,190,495
Henry Schein, Inc. (a)	43,849	3,281,659
Humana, Inc.	23,808	9,000,852
Laboratory Corp. of America Holdings	28,530	6,342,219
McKesson Corp.	28,257	14,125,392
Molina Healthcare, Inc. (a)	8,864	3,159,484
Premier, Inc.	39,773	859,892
Quest Diagnostics, Inc.	37,685	4,839,885
R1 RCM, Inc. (a)	51,268	524,984
Tenet Healthcare Corp. (a)	33,955	2,809,437
UnitedHealth Group, Inc.	49,772	25,470,323
Universal Health Services, Inc. Class B	20,174	3,203,833
		207,965,011
Health Care Technology - 0.0%
Certara, Inc. (a)	25,637	414,294
Doximity, Inc. (a)	22,750	613,113
Teladoc Health, Inc. (a)(b)	55,557	1,079,473
		2,106,880
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	18,392	2,392,799
Avantor, Inc. (a)	227,022	5,219,236
Azenta, Inc. (a)	19,944	1,300,349
Bio-Rad Laboratories, Inc. Class A (a)	6,920	2,220,559
Bio-Techne Corp.	2,986	209,976
Charles River Laboratories International, Inc. (a)	17,074	3,692,765
Danaher Corp.	221,636	53,172,693
Fortrea Holdings, Inc.	29,786	922,175
ICON PLC (a)	23,337	6,087,923
Illumina, Inc. (a)	37,356	5,342,282
IQVIA Holdings, Inc. (a)	4,475	931,829
Maravai LifeSciences Holdings, Inc. (a)	15,136	87,789
QIAGEN NV	75,218	3,284,018
Revvity, Inc.	41,722	4,471,764
Sotera Health Co. (a)(b)	9,881	145,448
Thermo Fisher Scientific, Inc.	49,887	26,888,095
		116,369,700
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	685,632	33,506,836
Catalent, Inc. (a)	60,502	3,124,323
Elanco Animal Health, Inc. (a)	164,833	2,429,638
Jazz Pharmaceuticals PLC (a)	9,906	1,215,664
Johnson & Johnson	811,577	128,959,585
Merck & Co., Inc.	697,979	84,301,904
Organon & Co.	85,927	1,430,685
Perrigo Co. PLC	45,374	1,455,598
Pfizer, Inc.	1,902,760	51,526,741
Royalty Pharma PLC	124,930	3,546,763
Viatris, Inc.	402,510	4,737,543
		316,235,280
TOTAL HEALTH CARE		1,009,503,926
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	25,458	2,074,318
Curtiss-Wright Corp.	12,828	2,855,128
General Dynamics Corp.	82,408	21,837,296
HEICO Corp.	1,493	268,128
HEICO Corp. Class A	2,727	385,789
Hexcel Corp.	28,346	1,881,891
Howmet Aerospace, Inc.	127,623	7,180,070
Huntington Ingalls Industries, Inc.	13,184	3,413,601
L3Harris Technologies, Inc.	63,668	13,269,685
Mercury Systems, Inc. (a)	17,981	533,316
Northrop Grumman Corp.	45,452	20,306,136
RTX Corp.	484,264	44,126,136
Spirit AeroSystems Holdings, Inc. Class A (a)	31,599	867,709
Textron, Inc.	65,845	5,577,730
The Boeing Co. (a)	162,237	34,238,496
TransDigm Group, Inc.	14,819	16,192,425
Woodward, Inc.	20,124	2,772,483
		177,780,337
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	8,532	717,456
Expeditors International of Washington, Inc.	42,857	5,414,125
FedEx Corp.	78,078	18,839,441
GXO Logistics, Inc. (a)	39,361	2,140,451
United Parcel Service, Inc. Class B	176,314	25,018,957
		52,130,430
Building Products - 1.1%
A.O. Smith Corp.	36,359	2,821,822
Allegion PLC	2,204	273,054
Armstrong World Industries, Inc.	10,438	1,035,554
Builders FirstSource, Inc. (a)	41,377	7,188,426
Carlisle Companies, Inc.	16,281	5,116,467
Carrier Global Corp.	280,425	15,342,052
Fortune Brands Innovations, Inc.	42,523	3,299,360
Hayward Holdings, Inc. (a)	44,790	560,771
Johnson Controls International PLC	228,949	12,063,323
Lennox International, Inc.	10,753	4,604,004
Masco Corp.	75,654	5,090,758
Owens Corning	29,793	4,514,533
The AZEK Co., Inc. (a)	44,365	1,710,714
Trane Technologies PLC	54,034	13,619,270
		77,240,108
Commercial Services & Supplies - 0.5%
Cintas Corp.	3,208	1,939,461
Clean Harbors, Inc. (a)	17,023	2,859,183
Driven Brands Holdings, Inc. (a)	20,795	272,622
MSA Safety, Inc.	10,300	1,699,809
RB Global, Inc.	14,370	919,249
Republic Services, Inc.	69,518	11,895,920
Stericycle, Inc. (a)	30,978	1,486,944
Tetra Tech, Inc.	14,600	2,309,428
Veralto Corp.	73,880	5,665,857
Vestis Corp.	39,276	840,506
Waste Management, Inc.	13,832	2,567,634
		32,456,613
Construction & Engineering - 0.3%
AECOM	44,041	3,883,976
EMCOR Group, Inc.	10,206	2,328,091
MasTec, Inc. (a)	20,912	1,373,291
MDU Resources Group, Inc.	67,955	1,325,802
Quanta Services, Inc.	35,653	6,918,465
Valmont Industries, Inc.	6,518	1,471,178
Willscot Mobile Mini Holdings (a)	48,263	2,282,840
		19,583,643
Electrical Equipment - 1.3%
Acuity Brands, Inc.	10,501	2,500,918
AMETEK, Inc.	77,410	12,544,291
Eaton Corp. PLC	134,096	32,998,344
Emerson Electric Co.	192,160	17,626,837
Generac Holdings, Inc. (a)	20,459	2,325,575
Hubbell, Inc. Class B	9,806	3,290,599
nVent Electric PLC	55,338	3,322,494
Plug Power, Inc. (a)(b)	176,753	786,551
Regal Rexnord Corp.	22,251	2,969,618
Sensata Technologies, Inc. PLC	50,742	1,835,338
Sunrun, Inc. (a)(b)	70,828	1,025,589
Vertiv Holdings Co.	107,046	6,029,901
		87,256,055
Ground Transportation - 1.3%
Avis Budget Group, Inc. (b)	4,393	719,178
CSX Corp.	590,636	21,085,705
Hertz Global Holdings, Inc. (a)(b)	44,374	370,523
J.B. Hunt Transport Services, Inc.	22,238	4,469,393
Knight-Swift Transportation Holdings, Inc. Class A	52,535	3,014,458
Landstar System, Inc.	2,449	469,522
Norfolk Southern Corp.	76,494	17,994,449
Old Dominion Freight Lines, Inc.	2,294	897,000
Ryder System, Inc.	14,711	1,670,728
Saia, Inc. (a)	7,950	3,582,111
Schneider National, Inc. Class B	18,190	446,019
U-Haul Holding Co. (a)(b)	1,802	119,401
U-Haul Holding Co. (non-vtg.)	20,577	1,314,253
Union Pacific Corp.	117,409	28,639,577
XPO, Inc. (a)	38,313	3,273,463
		88,065,780
Industrial Conglomerates - 1.5%
3M Co.	185,134	17,467,393
General Electric Co.	365,077	48,343,496
Honeywell International, Inc.	195,280	39,497,333
		105,308,222
Machinery - 2.6%
AGCO Corp.	21,052	2,575,291
Allison Transmission Holdings, Inc.	27,112	1,641,360
Caterpillar, Inc.	42,955	12,899,816
CNH Industrial NV	328,860	3,946,320
Crane Co.	16,136	2,002,639
Cummins, Inc.	47,724	11,420,353
Deere & Co.	5,802	2,283,551
Donaldson Co., Inc.	23,826	1,538,921
Dover Corp.	46,940	7,030,673
ESAB Corp.	18,975	1,631,660
Flowserve Corp.	43,993	1,756,640
Fortive Corp.	119,013	9,304,436
Gates Industrial Corp. PLC (a)	37,601	484,301
Graco, Inc.	33,222	2,833,837
IDEX Corp.	23,379	4,944,659
Illinois Tool Works, Inc.	18,647	4,865,002
Ingersoll Rand, Inc.	136,209	10,877,651
ITT, Inc.	27,793	3,356,839
Lincoln Electric Holdings, Inc. (b)	1,216	270,220
Middleby Corp. (a)	17,892	2,524,024
Nordson Corp.	19,241	4,843,345
Oshkosh Corp.	21,927	2,414,163
Otis Worldwide Corp.	130,930	11,579,449
PACCAR, Inc.	172,574	17,324,704
Parker Hannifin Corp.	43,014	19,980,003
Pentair PLC	55,196	4,038,691
RBC Bearings, Inc. (a)	9,509	2,553,547
Snap-On, Inc.	17,510	5,076,674
Stanley Black & Decker, Inc.	51,514	4,806,256
Timken Co.	20,565	1,684,479
Westinghouse Air Brake Tech Co.	59,999	7,894,068
Xylem, Inc.	70,309	7,905,544
		178,289,116
Marine Transportation - 0.0%
Kirby Corp. (a)	19,823	1,559,277
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	42,171	1,510,987
American Airlines Group, Inc. (a)	137,452	1,955,942
Delta Air Lines, Inc.	204,951	8,021,782
Southwest Airlines Co.	200,037	5,979,106
United Airlines Holdings, Inc. (a)	109,919	4,548,448
		22,016,265
Professional Services - 0.7%
Automatic Data Processing, Inc.	19,775	4,860,300
Broadridge Financial Solutions, Inc.	6,467	1,320,561
CACI International, Inc. Class A (a)	7,419	2,550,133
Clarivate PLC (a)(b)	158,313	1,415,318
Concentrix Corp.	14,769	1,312,521
Dayforce, Inc. (a)	45,354	3,153,010
Dun & Bradstreet Holdings, Inc.	91,633	1,062,026
Equifax, Inc.	12,631	3,086,259
FTI Consulting, Inc. (a)	9,123	1,748,058
Genpact Ltd.	44,713	1,605,197
Jacobs Solutions, Inc.	42,334	5,705,353
KBR, Inc.	28,634	1,492,118
Leidos Holdings, Inc.	45,927	5,073,556
Manpower, Inc.	16,547	1,226,795
Paycor HCM, Inc. (a)(b)	11,738	228,069
Robert Half, Inc.	34,742	2,763,379
Science Applications International Corp.	17,722	2,262,391
SS&C Technologies Holdings, Inc.	73,114	4,461,416
TransUnion	64,976	4,495,689
		49,822,149
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	34,799	1,454,946
Core & Main, Inc. (a)	54,926	2,268,993
Fastenal Co.	48,236	3,291,142
Ferguson PLC	65,019	12,214,469
MSC Industrial Direct Co., Inc. Class A	15,785	1,557,664
SiteOne Landscape Supply, Inc. (a)	10,137	1,566,673
United Rentals, Inc.	18,102	11,320,991
Watsco, Inc.	8,388	3,279,540
WESCO International, Inc.	14,883	2,582,498
		39,536,916
TOTAL INDUSTRIALS		931,044,911
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.2%
Ciena Corp. (a)	49,893	2,644,329
Cisco Systems, Inc.	1,365,530	68,522,295
F5, Inc. (a)	19,886	3,653,058
Juniper Networks, Inc.	107,074	3,957,455
Lumentum Holdings, Inc. (a)	22,478	1,234,941
Motorola Solutions, Inc.	4,449	1,421,456
Ubiquiti, Inc.	222	27,914
ViaSat, Inc. (a)(b)	39,314	873,950
		82,335,398
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	97,538	9,861,092
Arrow Electronics, Inc. (a)	18,632	2,070,947
Avnet, Inc.	30,561	1,384,413
CDW Corp.	2,645	599,674
Cognex Corp.	58,109	2,100,059
Coherent Corp. (a)	43,681	2,076,595
Corning, Inc.	255,978	8,316,725
Crane Nxt Co.	16,208	944,602
IPG Photonics Corp. (a)	10,086	987,319
Jabil, Inc.	15,606	1,955,276
Keysight Technologies, Inc. (a)	44,430	6,809,342
Littelfuse, Inc.	8,139	1,968,824
TD SYNNEX Corp.	19,513	1,950,910
Teledyne Technologies, Inc. (a)	15,679	6,561,191
Trimble, Inc. (a)	82,906	4,216,599
Vontier Corp.	34,646	1,198,405
Zebra Technologies Corp. Class A (a)	14,122	3,382,925
		56,384,898
IT Services - 1.4%
Akamai Technologies, Inc. (a)	50,252	6,192,554
Amdocs Ltd.	39,418	3,613,842
Cognizant Technology Solutions Corp. Class A	170,980	13,185,978
DXC Technology Co. (a)	68,858	1,501,104
GoDaddy, Inc. (a)	19,461	2,075,710
IBM Corp.	305,978	56,195,919
Kyndryl Holdings, Inc. (a)	76,381	1,567,338
Okta, Inc. (a)	48,144	3,979,102
Twilio, Inc. Class A (a)	47,556	3,344,613
VeriSign, Inc. (a)	28,291	5,626,514
		97,282,674
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	232,643	39,011,905
Analog Devices, Inc.	167,694	32,257,618
Applied Materials, Inc.	43,612	7,165,452
Cirrus Logic, Inc. (a)	18,566	1,433,295
Entegris, Inc.	47,627	5,605,698
First Solar, Inc. (a)	35,810	5,239,003
GlobalFoundries, Inc. (a)	26,385	1,450,647
Intel Corp.	1,421,005	61,216,895
Lam Research Corp.	2,348	1,937,499
Marvell Technology, Inc.	287,656	19,474,311
Microchip Technology, Inc.	51,956	4,425,612
Micron Technology, Inc.	368,012	31,557,029
MKS Instruments, Inc.	22,324	2,376,390
ON Semiconductor Corp. (a)	145,124	10,322,670
Qorvo, Inc. (a)	32,932	3,284,638
Qualcomm, Inc.	48,087	7,141,400
Skyworks Solutions, Inc.	53,501	5,588,714
Teradyne, Inc.	8,671	837,532
Texas Instruments, Inc.	180,964	28,975,956
Universal Display Corp.	8,611	1,461,889
Wolfspeed, Inc. (a)(b)	41,712	1,357,726
		272,121,879
Software - 1.7%
ANSYS, Inc. (a)	5,111	1,675,539
AppLovin Corp. (a)	52,502	2,159,407
Aspen Technology, Inc. (a)	9,237	1,773,412
Bentley Systems, Inc. Class B	4,805	242,172
Bill Holdings, Inc. (a)	34,508	2,693,349
CCC Intelligent Solutions Holdings, Inc. Class A (a)	67,528	742,133
Dolby Laboratories, Inc. Class A	19,900	1,655,282
Dropbox, Inc. Class A (a)	9,592	303,875
Gen Digital, Inc.	157,303	3,693,474
Guidewire Software, Inc. (a)	27,435	3,063,941
HashiCorp, Inc. (a)	10,328	225,770
Informatica, Inc. (a)(b)	13,213	396,390
nCino, Inc. (a)(b)	21,342	671,846
NCR Voyix Corp. (a)	43,460	638,862
Nutanix, Inc. Class A (a)	61,877	3,477,487
Oracle Corp.	306,008	34,181,094
PTC, Inc. (a)	18,386	3,321,431
Roper Technologies, Inc.	35,583	19,108,071
Salesforce, Inc. (a)	78,410	22,040,267
SentinelOne, Inc. (a)	68,063	1,824,088
Tyler Technologies, Inc. (a)	3,417	1,444,537
UiPath, Inc. Class A (a)	29,848	685,907
Unity Software, Inc. (a)(b)	59,360	1,923,264
Zoom Video Communications, Inc. Class A (a)	85,586	5,529,711
		113,471,309
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	430,900	6,588,461
HP, Inc.	231,479	6,645,762
NetApp, Inc.	42,693	3,722,830
Pure Storage, Inc. Class A (a)	20,888	835,311
Western Digital Corp. (a)	109,120	6,247,120
		24,039,484
TOTAL INFORMATION TECHNOLOGY		645,635,642
MATERIALS - 4.6%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	74,673	19,094,633
Albemarle Corp. (b)	39,400	4,520,756
Ashland, Inc.	15,954	1,493,613
Axalta Coating Systems Ltd. (a)	66,458	2,154,568
Celanese Corp. Class A	33,249	4,863,996
CF Industries Holdings, Inc.	64,769	4,890,707
Corteva, Inc.	240,114	10,920,385
Dow, Inc.	238,222	12,768,699
DuPont de Nemours, Inc.	154,533	9,550,139
Eastman Chemical Co.	39,888	3,332,642
Ecolab, Inc.	18,564	3,679,756
Element Solutions, Inc.	75,066	1,668,717
FMC Corp.	35,754	2,009,375
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	475,884	575,820
Huntsman Corp.	56,888	1,396,032
International Flavors & Fragrances, Inc.	85,927	6,932,590
Linde PLC	147,876	59,864,641
LyondellBasell Industries NV Class A	87,066	8,194,652
NewMarket Corp.	2,098	1,170,285
Olin Corp.	41,177	2,144,086
PPG Industries, Inc.	59,168	8,345,055
RPM International, Inc.	34,610	3,691,503
Sherwin-Williams Co.	13,372	4,070,169
The Chemours Co. LLC	50,000	1,508,500
The Mosaic Co.	111,348	3,419,497
Westlake Corp.	10,883	1,505,663
		183,766,479
Construction Materials - 0.3%
Eagle Materials, Inc.	3,965	897,200
Martin Marietta Materials, Inc.	20,776	10,562,934
Vulcan Materials Co.	34,779	7,860,402
		19,320,536
Containers & Packaging - 0.6%
Amcor PLC	484,749	4,571,183
Aptargroup, Inc.	22,001	2,857,490
Ardagh Group SA	4,009	22,871
Ardagh Metal Packaging SA	3,467	12,793
Avery Dennison Corp.	18,228	3,635,575
Ball Corp.	103,669	5,748,446
Berry Global Group, Inc.	40,109	2,625,535
Crown Holdings, Inc.	35,689	3,158,477
Graphic Packaging Holding Co.	47,675	1,216,189
International Paper Co.	116,521	4,174,947
Packaging Corp. of America	29,767	4,937,750
Sealed Air Corp.	21,564	745,036
Silgan Holdings, Inc.	28,120	1,291,833
Sonoco Products Co.	32,881	1,870,929
WestRock Co.	85,460	3,440,620
		40,309,674
Metals & Mining - 1.0%
Alcoa Corp.	59,802	1,779,110
Cleveland-Cliffs, Inc. (a)	167,567	3,359,718
Freeport-McMoRan, Inc.	480,947	19,088,786
MP Materials Corp. (a)(b)	35,034	553,888
Newmont Corp.	388,346	13,401,820
Nucor Corp.	83,651	15,636,881
Reliance Steel & Aluminum Co.	19,420	5,542,856
Royal Gold, Inc.	22,055	2,522,871
SSR Mining, Inc.	68,503	645,983
Steel Dynamics, Inc.	52,488	6,334,777
United States Steel Corp.	74,492	3,502,614
		72,369,304
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	21,611	1,438,212
TOTAL MATERIALS		317,204,205
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp.	33,340	1,987,397
Alexandria Real Estate Equities, Inc.	57,719	6,978,227
American Homes 4 Rent Class A	112,023	3,926,406
Americold Realty Trust	90,837	2,498,018
Apartment Income (REIT) Corp.	50,043	1,635,906
AvalonBay Communities, Inc.	47,694	8,537,703
Boston Properties, Inc.	52,769	3,509,139
Brixmor Property Group, Inc.	100,686	2,259,394
Camden Property Trust (SBI)	34,908	3,275,767
Cousins Properties, Inc.	50,962	1,167,539
Crown Castle, Inc.	130,213	14,095,557
CubeSmart	75,244	3,252,046
Digital Realty Trust, Inc.	101,664	14,279,725
EastGroup Properties, Inc.	15,388	2,730,293
EPR Properties	24,959	1,104,935
Equinix, Inc.	15,653	12,988,390
Equity Lifestyle Properties, Inc.	40,225	2,722,830
Equity Residential (SBI)	125,526	7,555,410
Essex Property Trust, Inc.	21,480	5,010,640
Extra Space Storage, Inc.	70,382	10,165,976
Federal Realty Investment Trust (SBI)	27,195	2,766,547
First Industrial Realty Trust, Inc.	44,395	2,287,230
Gaming & Leisure Properties	86,064	3,928,822
Healthcare Trust of America, Inc.	127,778	2,058,504
Healthpeak Properties, Inc.	184,105	3,405,943
Highwoods Properties, Inc. (SBI)	34,917	802,043
Host Hotels & Resorts, Inc.	237,872	4,571,900
Invitation Homes, Inc.	205,672	6,772,779
Iron Mountain, Inc.	49,207	3,322,457
Kilroy Realty Corp.	39,234	1,403,008
Kimco Realty Corp.	220,747	4,459,089
Lamar Advertising Co. Class A	6,694	700,728
Medical Properties Trust, Inc. (b)	199,047	617,046
Mid-America Apartment Communities, Inc.	39,070	4,937,667
National Storage Affiliates Trust	27,133	1,013,418
Net Lease Office Properties	4,845	120,059
NNN (REIT), Inc.	61,025	2,461,749
Omega Healthcare Investors, Inc.	82,320	2,387,280
Park Hotels & Resorts, Inc.	71,824	1,083,106
Prologis, Inc.	310,662	39,357,769
Public Storage	22,099	6,258,216
Rayonier, Inc.	49,371	1,495,941
Realty Income Corp.	279,956	15,226,807
Regency Centers Corp.	60,784	3,809,333
Rexford Industrial Realty, Inc.	70,810	3,723,898
SBA Communications Corp. Class A	32,491	7,273,435
Simon Property Group, Inc.	85,405	11,837,987
Stag Industrial, Inc.	61,132	2,258,216
Sun Communities, Inc.	32,336	4,053,318
UDR, Inc.	104,218	3,753,932
Ventas, Inc.	134,451	6,237,182
VICI Properties, Inc.	348,072	10,483,929
Vornado Realty Trust	59,452	1,616,500
Welltower, Inc.	180,716	15,633,741
Weyerhaeuser Co.	246,472	8,076,887
WP Carey, Inc.	71,331	4,419,669
		304,297,433
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	102,232	8,823,644
CoStar Group, Inc. (a)	77,552	6,474,041
Howard Hughes Holdings, Inc.	11,331	907,386
Jones Lang LaSalle, Inc. (a)	15,940	2,822,336
Zillow Group, Inc.:
Class A (a)	18,726	1,031,615
Class C (a)	51,838	2,946,472
		23,005,494
TOTAL REAL ESTATE		327,302,927
UTILITIES - 4.7%
Electric Utilities - 3.0%
Alliant Energy Corp.	84,544	4,113,911
American Electric Power Co., Inc.	173,403	13,549,710
Avangrid, Inc.	23,833	724,047
Constellation Energy Corp.	108,277	13,209,794
Duke Energy Corp.	259,555	24,873,156
Edison International	127,213	8,584,333
Entergy Corp.	71,232	7,106,104
Evergy, Inc.	74,933	3,804,348
Eversource Energy	117,323	6,361,253
Exelon Corp.	334,641	11,648,853
FirstEnergy Corp.	183,277	6,722,600
Hawaiian Electric Industries, Inc.	36,746	476,596
IDACORP, Inc.	16,983	1,572,286
NextEra Energy, Inc.	681,707	39,968,481
NRG Energy, Inc.	76,585	4,062,068
OGE Energy Corp.	67,249	2,235,357
PG&E Corp.	685,699	11,567,742
Pinnacle West Capital Corp.	38,093	2,624,608
PPL Corp.	248,402	6,508,132
Southern Co.	366,926	25,508,696
Xcel Energy, Inc.	185,462	11,103,610
		206,325,685
Gas Utilities - 0.1%
Atmos Energy Corp.	49,836	5,678,314
National Fuel Gas Co.	29,878	1,409,046
UGI Corp.	70,286	1,556,132
		8,643,492
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	44,813	1,251,179
Clearway Energy, Inc.:
Class A	11,772	264,399
Class C	27,538	667,521
The AES Corp.	87,414	1,458,066
Vistra Corp.	86,648	3,555,167
		7,196,332
Multi-Utilities - 1.3%
Ameren Corp.	88,135	6,131,552
CenterPoint Energy, Inc.	212,376	5,933,785
CMS Energy Corp.	97,875	5,594,535
Consolidated Edison, Inc.	116,790	10,616,211
Dominion Energy, Inc.	281,413	12,866,202
DTE Energy Co.	69,336	7,309,401
NiSource, Inc.	139,102	3,612,479
Public Service Enterprise Group, Inc.	167,389	9,706,888
Sempra	212,107	15,178,377
WEC Energy Group, Inc.	106,209	8,577,439
		85,526,869
Water Utilities - 0.2%
American Water Works Co., Inc.	65,578	8,132,984
Essential Utilities, Inc.	81,682	2,929,117
		11,062,101
TOTAL UTILITIES		318,754,479
TOTAL COMMON STOCKS (Cost $5,767,731,160)		6,800,313,003

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $996,910)	1,000,000	996,931

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	37,183,504	37,190,941
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	54,654,717	54,660,182
TOTAL MONEY MARKET FUNDS (Cost $91,851,123)		91,851,123

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $5,860,579,193)	6,893,161,057
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(69,239,590)
NET ASSETS - 100.0%	6,823,921,467

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	43	Mar 2024	11,796,190	188,685	188,685
CME Micro E-mini S&P 500 Index Contracts (United States)	42	Mar 2024	10,228,050	347,667	347,667

TOTAL FUTURES CONTRACTS					536,352
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,931.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $773,567 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,570,147	1,624,748,959	1,605,128,165	905,215	-	-	37,190,941	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	53,540,205	332,895,571	331,775,594	798,018	-	-	54,660,182	0.2%
Total	71,110,352	1,957,644,530	1,936,903,759	1,703,233	-	-	91,851,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.